Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Net (loss) income	$ (220,839,000)	$ 16,253,000	$ 3,530,000
Net loss from discontinued operations	0	(258,000)	(7,433,000)
Net (loss) income from continuing operations	(220,839,000)	15,995,000	(3,903,000)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	52,728,000	19,561,000	11,079,000
Amortization of deferred charges	1,562,000	685,000	558,000
Loss on sale of assets and amortization of deferred gains	10,788,000	0	0
Impairment loss on vessels	(152,597,000)	0	0
Restricted stock unit expense	(10,000)	242,000	919,000
Bargain purchase gain arising on consolidation	(78,876,000)	0	0
Equity results of associated companies	433,000	0	0
Impairment of associated companies	4,600,000	0	0
Amortization of favorable charter party contracts	23,714,000	0	0
Amortization of unfavorable charter party contracts	(1,399,000)	0	0
Amortization of other fair value adjustments, net, arising on the Merger	6,479,000	0	0
Mark to market loss on derivatives	2,429,000	0	0
Provision for onerous contracts	2,370,000	0	0
Provision of doubtful debts	(512,000)	0	0
Provision for uncollectible receivables	4,729,000.000	0	0
Impairment loss on marketable securities	23,323,000	0	0
Changes in operating assets and liabilities, net of acquisition:
Trade accounts receivable, net	(5,039,000)	528,000	(2,309,000)
Related party balances	(5,080,000)	622,000	0
Other receivables	(3,321,000)	(2,487,000)	1,431,000
Inventories	7,705,000	(11,514,000)	(1,294,000)
Voyages in progress	(367,000)	(1,322,000)	0
Prepaid expenses and accrued income	11,627,000	(323,000)	(14,000)
Trade accounts payable	(5,445,000)	1,862,000	231,000
Accrued expenses	(6,597,000)	1,096,000	724,000
Other current liabilities	6,647,000	(339,000)	(647,000)
Other long term liabilities	(97,000)	0	0
Cash provided by operating activities of discontinued operations	0	258,000	5,538,000
Net cash (used in) provided by operating activities	(14,827,000)	24,864,000	12,313,000
Investing activities
Changes in restricted cash	4,052,000	(3,924,000)	0
Dividends from associated companies	88,000	0	0
Purchase of marketable securities	(32,159,000)	0	0
Additions to newbuildings	(518,989,000)	(357,402,000)	(26,706,000)
Refund of newbuilding installments	40,148,000	0	0
Cash acquired upon purchase of SPC's	108,645,000	68,560,000	0
Cash acquired upon merger with Former Golden Ocean	129,084,000	0	0
Purchase of vessels and equipment	(24,000)	(24,085,000)	0
Proceeds from sale of vessels	381,723,000	0	0
Cash provided by investing activities of discontinued operations	0	0	17,075,000
Net cash provided by (used in) by investing activities	112,568,000	(316,851,000)	(9,631,000)
Financing activities
Proceeds from long-term debt	215,975,000	270,000,000	0
Repayment of long-term debt	(244,338,000)	(1,500,000)	(4,508,000)
Repayment of capital leases	(5,157,000)	0	0
Debt fees paid	(3,825,000)	(3,555,000)	0
Net proceeds from share issuance	0	0	51,167,000
Distributions to shareholders	0	(28,987,000)	(18,180,000)
Cash used in financing activities of discontinued operations	0	0	(12,170,000)
Net cash provided by (used in) financing activities	(37,345,000)	235,958,000	16,309,000
Net change in cash and cash equivalents	60,396,000	(56,029,000)	18,991,000
Cash and cash equivalents at beginning of year	42,221,000	98,250,000	79,259,000
Cash and cash equivalents at end of year	102,617,000	42,221,000	98,250,000
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	26,358,000	5,848,000	2,851,000
Income taxes paid	$ 266,000	$ 0	$ 0